Property and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and equipment net book value	$ 33.0	$ 16.3
Depreciation and amortization expenses	6.4	6.4	$ 6.4
Depreciation and amortization included in cost of revenue	5.7	5.7	5.7
General and administrative expenses	$ 0.8	$ 0.7	$ 0.7